Note 22 - Leases - Parenthetical Information (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Carrying Value for each Class of Leasing Assets [Line Items]
Carrying amount of right-of-use assets included in "Property and equipment"	€ 3,900	€ 4,000
Of which: Properties leases	3,900	4,000
Of which: Vehicle leases	19	13
Carrying amount of lease liabilities included in "Other liabilities"	4,500	4,500
Of which: Total future minimum rental payments for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011	440
Interest expense recorded from the compounding of the lease liabilities	127	113
Expenses relating to short-term leases	2	1
Expenses relating to low-value assets	0	0
Income from the subletting of RoU assets	24	29
Total cash outflow for leases	678	645
Of which: Expenditures made for real estate rentals	669	638
Of which: Principal portion of lease payments	552	534
Of which: Payments for the interest portion	126	111
Potential payment exposures arising from extension options	4,700
Future payments for leases not yet commenced, but to which the Group is committed	68
Deutsche Bank AG [Member]
Net Carrying Value for each Class of Leasing Assets [Line Items]
Carrying amount of right-of-use assets included in "Property and equipment"	3,900
Of which: Properties leases	3,900
Of which: Vehicle leases	19
Carrying amount of lease liabilities included in "Other liabilities"	€ 4,488	€ 4,493